Employee Benefits - Liabilities for Employee Benefits (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of defined benefit plans [line items]
Total Employee Benefits	$ 370	$ 7,600	$ 7,253
Pension and retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation		8,015	7,679
Defined benefit obligation funds at fair value		(2,952)	(2,788)
Net defined benefit liability		5,063	4,891
Seniority premiums
Disclosure of defined benefit plans [line items]
Defined benefit obligation		2,108	1,763
Defined benefit obligation funds at fair value		(133)	(137)
Net defined benefit liability		1,975	1,626
Post retirement medical services
Disclosure of defined benefit plans [line items]
Defined benefit obligation		647	812
Defined benefit obligation funds at fair value		(85)	(76)
Net defined benefit liability		$ 562	$ 736